Derivatives and Other Liabilities (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative and Other Liabilities [Line Items]
Derivative liability, long-term portion	$ 12,435,777	$ 3,248,595	$ 780,960
Deferred rent	193,876	185,405	58,005
Deferred tax liability	73,234	68,589	50,000
Interest payable	48,527	44,194	33,379
Conditional grant payable	30,000	30,000	30,000
Accrued term loan fee	0	38,738	0
Derivative and other liabilities	$ 12,781,414	$ 3,615,521	$ 952,344